As filed with the Securities and Exchange Commission on October 6, 2003
                                                  1933 Act File No.   333-105248


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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-14

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

  [__] Pre-Effective Amendment No. _______ [ X ] Post-Effective Amendment No. 1

                          MFS(R)/SUN LIFE SERIES TRUST

               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000

                                  -------------

                             Stephen E. Cavan, Esq.
                    Massachusetts Financial Services Company,
                               500 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                  -------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                IMMEDIATELY UPON FILING PURSUANT TO RULE 485(b).

Title of Securities Being Registered: Initial Class and Service Class shares of beneficial interest in the series of the Registrant designated Technology Series.

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.

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



                                TECHNOLOGY SERIES
                       CONTENTS OF REGISTRATION STATEMENT

    This Registration Statement contains the following papers and documents:

          o    Cover Sheet
          o    Contents of Registration Statements
          o    Part A - Prospectus/Proxy Statement*
          o    Part B - Statement of Additional Information*
          o    Part C - Other Information
          o    Signature Page
          o    Exhibits

* Previously filed in Registrant's Registration Statement on Form N-14, SEC File No. 333-105248 on May 15, 2003 and subsequently filed in definitive form pursuant to Rule 497.

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the definitive Opinion and Consent of Counsel on Tax Matters (Exhibit 12) for the reorganization of Global Telecommunications Series, a series of the Registrant, into Technology Series, also a series of the Registrant.


                                    FORM N-14
                                     PART C
                                OTHER INFORMATION

Item 15.  Indemnification


     Reference is hereby made to (a) Article V of the Trust's Declaration of Trust, dated August 12, 2003, filed herewith and (b) the undertaking of the registrant regarding indemnification as set forth in Registrant's Post-Effective Amendment No. 21 as filed with the SEC via EDGAR on February 13, 1998.


     The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 16.  Exhibits


          1    (a) Amended and  Restated  Declaration  of Trust dated August 12,
                   2003; filed herewith.

               (b) Amendment to the  Declaration of Trust,  dated  September 9,
                   2003, to terminate Global Asset Allocation Series and Global Telecommunications Series; filed herewith.

          2        Amended and Restated By-Laws, dated October 25, 2002. (11)

          3        Not Applicable.

          4 Plan of Reorganization; included as Exhibit A to the Technology Series Prospectus set forth in Part A to the Registration Statement on Form N-14.

          5        Not Applicable.

          6    (a) Investment   Advisory   Agreement  between   Registrant  and
                   Massachusetts Financial Services Company dated
                   May 24, 1985. (3)

               (b) Investment   Advisory   Agreement  between   Registrant  and
                   Massachusetts Financial Services Company dated July 23, 1986. (3)

               (c) Investment   Advisory   Agreement  between   Registrant  and
                   Massachusetts Financial Services Company dated January 26, 1988. (3)

               (d) Investment   Advisory   Agreement  between   Registrant  and
                   Massachusetts Financial Services Company relating to the World Growth Series dated November 1, 1993. (3)

               (e) Investment   Advisory   Agreement  between   Registrant  and
                   Massachusetts Financial Services Company relating to the Utilities Series dated November 1, 1993. (3)

               (f) Investment   Advisory   Agreement  between   Registrant  and
                   Massachusetts Financial Services Company relating to the Research Series dated September 16, 1994. (3)

               (g) Investment   Advisory   Agreement  between   Registrant  and
                   Massachusetts Financial Services Company relating to the World Asset Allocation Series dated September 16, 1994. (3)

               (h) Investment   Advisory   Agreement  between   Registrant  and
                   Massachusetts Financial Services Company relating to the World Total Return Series dated September 16, 1994. (3)

               (i) Investment   Advisory   Agreement  between   Registrant  and
                   Massachusetts Financial Services Company relating to the Emerging Growth Series dated May 1, 1995. (3)

               (j) Investment   Advisory   Agreement  between   Registrant  and
                   Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial International Growth Series dated September 1, 1995. (3)

               (k) Investment   Advisory   Agreement  between   Registrant  and
                   Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial International Growth and Income Series dated September 1, 1995. (3)

               (l) Investment   Advisory   Agreement  between   Registrant  and
                   Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

               (m) Investment   Advisory   Agreement  between   Registrant  and
                   Massachusetts Financial Services Company relating to the Value Series dated May 1, 1996. (3)

               (n) Investment Advisory Agreement between Registrant,  on behalf of the Research Growth and Income Series, and Massachusetts Financial Services Company dated May 12, 1997. (3)

               (o) Amendment  to  the  Investment  Advisory  Agreement  by  and
                   between Massachusetts Financial Services Company and the Registrant relating to the Capital Appreciation Series dated January 1, 1997. (1)

               (p) Investment Advisory Agreement between Registrant,  on behalf of the Bond Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

               (q) Investment Advisory Agreement between Registrant,  on behalf of the Equity Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

               (r) Investment Advisory Agreement between Registrant,  on behalf of the Massachusetts Investors Growth Stock Series, and Massachusetts Financial Services Company dated May 1, 1998.
                   (4)

               (s) Investment Advisory Agreement between Registrant,  on behalf of the New Discovery Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

               (t) Investment Advisory Agreement between Registrant,  on behalf of the Research International Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

               (u) Investment Advisory Agreement between Registrant,  on behalf of the Strategic Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

               (v) Investment Advisory Agreement between Registrant,  on behalf of the Strategic Growth Series, and Massachusetts Financial Services Company. (5)

               (w) Investment Advisory Agreement between Registrant,  on behalf of Technology Series, and Massachusetts Financial Services Company. (6)

               (x) Investment Advisory Agreement between Registrant,  on behalf
                   of  Global  Telecommunications   Series,  and  Massachusetts
                   Financial Services Company. (6)

               (y) Investment Advisory Agreement between Registrant,  on behalf of Mid Cap Growth Series, and Massachusetts Financial Services Company. (6)

               (z) Investment Advisory Agreement between Registrant,  on behalf
                   of  Global  Health  Sciences   Series,   and   Massachusetts
                   Financial Services Company. (10)

               (aa)Investment Advisory Agreement between Registrant,  on behalf of International New Discovery Series, and Massachusetts Financial Services Company. (8)

          7    (a) Distribution Agreement, dated July 13, 2001. (10)

          8        Not Applicable

          9    (a) Master  Custodian  Agreement  between  Registrant  and State
                   Street Bank and Trust Company, dated July 2, 2001. (7)

               (b) Global  Custodian  Contract  between  Registrant  and  Chase
                   Manhattan Bank, dated July 2, 2001. (7)

               (c) Exhibit  A,  revised  September  30,  2002,  to  the  Master
                   Custodian Contract and the Global Custody Agreement. (12)

               (d) Amendment  No. 1, dated  September  30, 2002,  to the Master
                   Custodian  Agreement with State Street Bank & Trust Company.
                   (12)

          10   (a) Master  Distribution  Plan  pursuant  to Rule 12b-1 under the
                   Investment Company Act of 1940 effective July 13, 2001. (10)

               (b) Plan pursuant to Rule 18f-3(d) under the Investment  Company
                   Act of 1940, dated July 13, 2001. (10)


          11       Opinion of James R. Bordewick, Jr. including consent. (14)


          12 Opinion of Kirkpatrick & Lockhart LLP as to tax matters, including consent; filed herewith.

          13   (a) Shareholder  Servicing Agent Agreement between Registrant and
                   MFS Service Center, Inc., dated August 1, 1985. (3)

               (b) Master  Administrative  Services  Agreement,  dated March 1,
                   1997, as amended and restated April 1, 1999. (2)

               (c) Exhibit A, as revised September 18, 2002, to the Amended and
                   Restated Master Administrative Services Agreement. (9)


          14 Consent of Deloitte & Touche LLP, independent accountants to Global Telecommunications Series and Technology Series. (14)


          15       Not Applicable.

          16   (a) Power of Attorney, dated May 4, 2001. (8)

               (b) Power of Attorney, dated August 1, 2002. (11)

               (c) Power of Attorney, dated November 4, 2002. (11)

               (d) Power of Attorney, dated April 1, 2003. (11)

          17   (a) Technology  Series  Prospectus  and  Statement of Additional
                   Information, dated May 1, 2003. (11)

               (b) Technology  Series'  Annual Report to  Shareholders  for the
                   fiscal year ended December 31, 2002. (13)

               (c) Global Telecommunications Series Prospectus and Statement of
                   Additional Information, dated May 1, 2003. (11)

               (d) Global   Telecommunications   Series'   Annual   Report   to
                   Shareholders  for the fiscal year ended  December  31, 2002.
                   (13)
__________________________
(1) Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed with the SEC via EDGAR on April 29, 1997.

(2) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
(3) Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR on February 13, 1998.
(4) Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR on February 22, 1999.
(5) Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the SEC via EDGAR on April 28, 2000.
(6) Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed with the SEC via EDGAR on December 13, 2000.
(7) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
(8) Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement filed with the SEC via EDGAR on May 29, 2001.
(9) Incorporated by reference to MFS Series Trust VI (File Nos. 33-34502 and 811-6102) Post-Effective Amendment No. 18 filed with the SEC via EDGAR on December 23, 2002.
(10) Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement filed with the SEC via EDGAR on March 1, 2002.
(11) Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed with the SEC via EDGAR on April 30, 2003.
(12) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 46 filed with the SEC via EDGAR on October 16, 2002.
(13) Incorporated by reference to Registrant's Form N-30D (File Nos. 2-83616 and 811-3732) filed with the SEC via EDGAR on February 27, 2003.


(14) Incorporated by reference to Registrant's Form N-14 (File No. 333-105248) filed with the SEC via EDGAR on May 15, 2003.



Item 17.  Undertakings

     (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                     NOTICE

     A copy of the Amended and Restated Declaration of Trust, as amended, of MFS/Sun Life Series Trust, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 6th day of October 2003.

                                 MFS(R)/SUN LIFE SERIES TRUST
                                    On behalf of one of its series,
                                    Technology Series

                                 By:     JAMES R. BORDEWICK, JR.
                                 -----------------------------------------------
                                 Name:   James R. Bordewick, Jr.
                                 Title:  Assistant Clerk and Assistant Secretary



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on October 6, 2003.

             SIGNATURE                       TITLE

C. JAMES PRIEUR*                        Chairman
-------------------------------
C. James Prieur

JOHN W. BALLEN*                         Principal Executive Officer
-------------------------------
John W. Ballen

RICHARD M. HISEY*                       Principal Financial Officer and
-------------------------------         Principal Accounting Officer
Richard M. Hisey


SAMUEL ADAMS*                           Trustee
-------------------------------
Samuel Adams

J. KERMIT BIRCHFIELD*                   Trustee
-------------------------------
J. Kermit Birchfield

ROBERT C. BISHOP*                       Trustee
-------------------------------
Robert C. Bishop

FREDERICK H. DULLES*                    Trustee
-------------------------------
Frederick H. Dulles

DAVID D. HORN*                          Trustee
-------------------------------
David D. Horn

DERWYN F. PHILLIPS*                     Trustee
-------------------------------
Derwyn F. Phillips

RONALD G. STEINHART*                    Trustee
-------------------------------
Ronald G. Steinhart

HAVILAND WRIGHT*                        Trustee
-------------------------------
Haviland Wright

                                        *By:  JAMES R. BORDEWICK, JR.
                                        ----------------------------------------
                                        Name: James R. Bordewick, Jr.
                                               as Attorney-in-fact

                                        Executed by James R. Bordewick, Jr. on
                                        behalf of those indicated pursuant to a
                                        Power of Attorney dated May 4, 2001,
                                        included in the Registrant's Post-
                                        Effective Amendment No. 30 filed with
                                        the Securities and Exchange Commission
                                        via EDGAR on May 29, 2001; and Powers of
                                        Attorney  dated  August 1, 2002,
                                        November 4, 2002 and April 1, 2003, each incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed with the SEC via EDGAR on April 30, 2003.

                                  EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement pursuant to General Instruction G of Form N-14.

Exhibits               Description                             Page

     1    (a) Amended and Restated Declaration of
                Trust dated August 12, 2003.

          (b) Amendment to the Declaration of Trust, dated September 9, 2003, to terminate
                Global Asset Allocation Series and Global
                Telecommunications Series.

     12       Opinion of Kirkpatrick & Lockhart LLP as
                to tax matters, including consent.